Tax reforms	12 Months Ended
Dec. 31, 2020
Disclosure of Tax reforms [Abstract]
Disclosure Of New Tax Reforms Explanatory [Text Block]

Note 16     Tax reforms

Colombia

In 2020, the Colombian government did not engage in any substantial tax reform procedure. Focus was placed on the implementation of legal changes enacted in 2019, including a progressive reduction of the general corporate income tax rate (37% in 2018, 33% in 2019, 32% in 2020, 31% in 2021, 30% in 2022 and onwards), an increase in the withholding tax rate on dividends for non-resident shareholders from 7.5% to 10% and a reduction of the presumptive taxable income tax rate from 1.5% to 0.5% in 2020 and 0% in 2021.

Because of COVID-19, the Colombian government granted tax benefits including a reduction on the 2020 advance income tax payment and established fast-track procedures to return taxpayers’ income and value added tax in favour. Further, taxpayers were allowed to sign Tax Payment Agreements to split the 2019 income tax into twelve installments with a preferential rate. See measures taken by GeoPark in Note 1.1.

In August 2020, the Colombian government enacted a decree that regulates the indirect transfer of shares, rights or assets. Through this regulation, the transfer of shares, rights or assets of entities located abroad are taxed in Colombia when such transaction represents a transfer of assets located in Colombia. Although certain conditions and exemptions apply, corporate reorganizations shall monitor this new regulation.

Chile

Under the Chilean tax regime, hydrocarbon exploitation benefits from the general income tax legislation are established at the time of the execution of each Special Operation Contract (abbreviated to CEOP in Spanish) for the exploitation of each block. Thus, new tax reforms do not affect the current taxation for the GeoPark subsidiaries in Chile.

Nevertheless, it is worth to highlight a new law enacted in 2020 that provides a new tax reform in Chile. The main tax changes are the following:

•

A unique corporate tax regime is established for large enterprises, revoking the attributed income tax system introduced by the 2014 tax reform. This tax regime, in force as of January 1, 2020 is a partially integrated system that levies corporate income tax at a 27% rate.

Therefore, the Chilean total income tax burden for Chilean individuals or foreign investors not domiciled or resident in treaty countries is 44.45%. Meanwhile, foreign investors resident in treaty countries are subject to a total income tax burden of 35%.

•

Stock options regulated in employment agreements and collective agreements will not be considered as income when granted or when the option is exercised. Taxation is applicable only when the shares are sold after the exercise of the option. On the contrary, when the stock option is not contained in an employment agreement, the granting of the option is not considered income, but its exercise is.

•	Deductible expenses concept is defined broader and more flexible rules were enacted to allow bad-debt deductibility.

Further, new tax reporting provisions were approved that requires new information to be reported for transfer pricing and indirect transfer tax purposes.

Argentina

Although in 2020 no new relevant corporate tax regulations were issued, the corporate taxation in Argentina was centered on the implementation of the tax reform enacted in December 2019. Such reform set a corporate income tax rate at 30% in 2020 and postponed an increase of the income withholding tax on dividend distributions from 7% to 13%.

Other relevant tax provisions implemented in 2020 are the equal allocation of the amount determined as tax inflation adjustment for 2019 and 2020, the exemption on indirect transfer of assets or shares located in Argentina between related parties and the deductibility restriction of foreign exchange differences up to 30% of taxable profit before interests and depreciation.

New tax reporting legislation was approved to extend tax reports and information to be filed before the authority. Further, new transfer pricing reports were included into the Argentinian legislation to provide detailed information on transactions executed between related parties.

Spain

In December 2020, a new set of tax rules was approved to change the tax treatment of Spanish holding entities. The tax reform reduced a full income tax exemption on dividend and capital gains income earned from foreign affiliates to a 95% exemption.